Form N-1A Supplement	May 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
BlackRock Advantage Large Cap Growth Fund
(the “Fund”)
Supplement dated July 28, 2025 to the Summary Prospectuses and Prospectuses of the Fund, each dated September 27, 2024, as supplemented to date
On September 18, 2024, the Board of Trustees of BlackRock FundsSM approved certain changes to the Fund’s investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about September 26, 2025.
Accordingly, effective on or about September 26, 2025, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Advantage Large Cap Growth Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Advantage Large Cap Growth Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Fund is a growth fund and primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Growth Indices. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK FUNDSSM
BlackRock Advantage Large Cap Growth Fund
(the “Fund”)
Supplement dated July 28, 2025 to the Summary Prospectuses and Prospectuses of the Fund, each dated September 27, 2024, as supplemented to date
On September 18, 2024, the Board of Trustees of BlackRock FundsSM approved certain changes to the Fund’s investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about September 26, 2025.
Accordingly, effective on or about September 26, 2025, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The first paragraph of the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Advantage Large Cap Growth Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Advantage Large Cap Growth Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Fund is a growth fund and primarily intends to invest in equity securities, which include common stock and preferred stock, or other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices. The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Growth Indices. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.